Trade accounts receivable (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	R$ 3,455	R$ 3,562
Trade Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Total	3,628	3,632
Expected Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Total	(173)	(70)
Not Past Due [Member]
IfrsStatementLineItems [Line Items]
Total	2,986	2,937
Not Past Due [Member] | Trade Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Total	2,988	2,962
Not Past Due [Member] | Expected Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Total	(2)	(25)
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Total	459	581
Not later than three months [member] | Trade Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Total	461	582
Not later than three months [member] | Expected Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Total	(2)	(1)
Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Total	10	44
Later than three months and not later than six months [member] | Trade Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Total	136	46
Later than three months and not later than six months [member] | Expected Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Total	(126)	(2)
Later than six months and not later than one year [member] | Trade Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Total	43	42
Later than six months and not later than one year [member] | Expected Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Total	R$ (43)	R$ (42)